Revenue from Contract with Customer Revenue from Contract with Customer - Contract Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Contract liabilities	€ (4,286.0)	€ (2,953.2)	€ (2,152.0)
Financing Receivables	985.6	886.2
Contract assets	€ 231.0	€ 95.9